Financial risk management and fair value estimates (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Trade and other payables	$ 60,944	$ 53,422
Liquidity Risk [Member]
Statement [Line Items]
Trade and other payables	60,955	51,165
Borrowings (excluding finance leases liabilities)	647,128	511,329
Lease liabilities	9,272	26,483
Derivative Financial Instruments	49	6
Total obligations	717,404	588,983
Liquidity Risk [Member] | Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	56,848	50,500
Borrowings (excluding finance leases liabilities)	137,336	252,915
Lease liabilities	5,493	1,720
Derivative Financial Instruments	49	6
Total obligations	199,726	305,141
Liquidity Risk [Member] | Between 1 And 2 Years [Member]
Statement [Line Items]
Trade and other payables	34	650
Borrowings (excluding finance leases liabilities)	49,869	159,391
Lease liabilities	2,339	1,812
Derivative Financial Instruments	0	0
Total obligations	52,242	161,853
Liquidity Risk [Member] | Between 3 And 4 years [Member]
Statement [Line Items]
Trade and other payables	3	0
Borrowings (excluding finance leases liabilities)	0	63,348
Lease liabilities	389	1,998
Derivative Financial Instruments	0	0
Total obligations	392	65,346
Liquidity Risk [Member] | More Than 4 Years [Member]
Statement [Line Items]
Trade and other payables	1	0
Borrowings (excluding finance leases liabilities)	401,644	0
Lease liabilities	623	19,049
Derivative Financial Instruments	0	0
Total obligations	402,268	19,049
Liquidity Risk [Member] | Between 2 And 3 years [Member]
Statement [Line Items]
Trade and other payables	4,069	15
Borrowings (excluding finance leases liabilities)	58,279	35,675
Lease liabilities	428	1,904
Derivative Financial Instruments	0	0
Total obligations	$ 62,776	$ 37,594